United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, New York 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, New York 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-2700

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments. – The schedule of investments for the three-month period ended January 31, 2007, is filed herewith.

First Eagle Global Fund
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (33.45%)

	Consumer Discretionary (2.15%)
6,643,070	McDonald’s Corporation	$184,142,059	$294,620,154
1,421,370	Apollo Group, Inc. Class ‘A’ (a)	59,865,768	61,687,458
758,850	International Speedway Corporation, Class ‘A’	36,361,622	39,634,736
207,690	Nike Inc., Class ‘B’	16,219,884	20,521,849
413,318	Wyndham Worldwide Corporation (a)	15,740,866	12,895,522
390,000	Weyco Group, Inc.	1,285,375	9,426,300
185,000	St. John Knits International Inc. (a)	3,180,703	5,508,375

		316,796,277	444,294,394

	Consumer Staples (0.63%)
2,235,148	Anheuser-Busch Companies Inc.	97,185,155	113,925,494
115,270	Altria Group, Inc.	2,497,439	10,073,445
111,111	HJ Heinz Company	3,782,241	5,235,550
82,570	Seneca Foods Corporation, Class ‘A’ (a)	1,242,678	2,024,617

		104,707,513	131,259,106

	Energy (2.70%)
4,721,433	ConocoPhillips Company	244,762,591	313,550,365
2,232,001	Apache Corporation	146,759,987	162,869,113
556,404	SEACOR Holdings Inc. (a)	23,217,111	56,324,777
355,990	Murphy Oil Corporation	7,188,911	17,696,263
206,590	San Juan Basin Royalty Trust	7,928,014	6,811,272

		429,856,614	557,251,790

	Financials (0.08%)
516,647	Realogy Corporation (a)	14,565,015	15,447,745
114,750	East Texas Financial Services, Inc.(c)	862,688	1,907,719
8,200	Redwood Financial, Inc. (a)(d)	71,750	158,260

		15,499,453	17,513,724

	Health Care (2.77%)
5,008,310	Johnson & Johnson	306,385,398	334,555,108
1,833,170	Wellpoint Inc. (a)	139,849,923	143,683,865
1,684,130	Bausch & Lomb Inc.	78,995,549	93,772,358

		525,230,870	572,011,331

	Holding Companies (2.63%)
4,915	Berkshire Hathaway Inc., Class ‘A’ (a)	414,943,985	540,895,750
2,485	J.G. Boswell Company	573,840	2,011,607

		415,517,825	542,907,357

	Industrials (3.27%)
9,245,440	Tyco International Limited	214,213,981	294,744,627
3,057,540	Cintas Corporation	115,716,545	125,817,771
8,305,971	Blount International Inc. (a)(c)	110,473,625	108,226,802
1,576,258	UniFirst Corporation	37,181,601	65,461,995
870,960	Manpower Inc.	34,320,745	63,519,113
598,639	Avis Budget Group Inc. (a)	13,951,945	15,241,349
4,805	Conbraco Industries, Inc. (a)	1,568,050	1,326,180
365,000	Kaiser Ventures LLC (a)(d)(f)(g)	—	1,047,550

		527,426,492	675,385,387

	Materials (0.03%)
428,510	Tronox Inc. Class ‘A’	5,392,614	6,179,114

	Media (7.50%)
15,637,264	Liberty Interactive (a)	286,313,958	381,080,124
2,867,312	Liberty Capital (a)	193,471,880	293,326,017
3,919,730	Clear Channel Communications Inc.	121,427,739	142,364,594
2,813,250	Comcast Corporation-Special Class ‘A’ (a)	78,827,095	122,263,845
1,142,883	OmniCom Group	104,030,867	120,231,292
4,809,260	News Corporation Class ‘A’	73,140,045	111,815,295
2,068,320	Getty Images, Inc. (a)	87,922,857	101,844,077
2,634,600	CBS Corporation Class ‘B’	68,949,440	82,120,482
745,590	Meredith Corporation	38,682,827	43,959,986
1,696,720	New York Times Company, Class ‘A’	40,660,980	39,177,265
1,912,750	Valassis Communications, Inc. (a)	55,341,929	29,398,966
908,154	Liberty Global Inc. (a)	15,431,569	27,299,109
920,998	Liberty Global Inc. Series ‘C’ (a)	14,395,506	25,999,774
445,740	Viacom Inc. (a)	15,234,457	18,128,246
281,791	Dow Jones & Company Inc.	10,444,173	10,626,339
34,924	Mills Music Trust (c)	1,055,337	1,854,464

		1,205,330,659	1,551,489,875

	Paper and Forest Products (2.06%)
5,662,482	Rayonier Inc. (c)	121,299,553	244,619,222
4,069,600	Plum Creek Timber Company, Inc.	131,114,009	163,801,400
338,230	Deltic Timber Corporation	16,572,471	18,102,070
4,927	Longview Fibre Company	103,450	103,369

		$269,089,483	$426,626,061

	Precious Metals (0.48%)

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

5,510,060	Newmont Mining Corporation Holding Company	$65,498,486	$99,075,174

	Real Estate (0.07%)
500,000	Crescent Real Estate Equities Company	7,671,061	10,030,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	3,859,088
192,250	LandCo LLC (a)(d)(f)(g)	669,030	669,030

		11,275,335	14,558,118

	Retail (4.84%)
8,244,500	Costco Wholesale Corporation	344,460,823	463,176,010
5,240,010	The Home Depot Inc	192,342,244	213,478,007
3,434,880	Wal-Mart Stores, Inc.	154,589,597	163,809,427
1,528,010	Tiffany & Company	42,153,738	59,989,673
1,210,370	Barnes & Noble, Inc.	25,002,118	47,119,704
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	34,340,000
436,100	Federated Department Stores Inc.	3,759,109	18,093,789

		778,574,272	1,000,006,610

	Technology and Telecommunications (4.03%)
12,350,210	Microsoft Corporation	294,848,598	381,127,481
13,080,560	Intel Corporation	250,204,928	274,168,538
2,265,220	Linear Technology Corporation	73,839,918	70,108,559
3,834,002	Sprint Nextel Corporation	80,773,623	68,360,256
1,278,660	Maxim Integrated Products Inc.	41,524,673	39,382,728

		741,191,740	833,147,562

	Utilities (0.21%)
727,930	IDACORP, Inc.	22,261,208	26,897,013
325,000	CalEnergy Capital Trust 6½% Conv. Pfd.	14,327,813	15,600,000

		36,589,021	42,497,013

	Total Common and Preferred Stocks - U.S.	5,447,976,654	6,914,202,616

	Common and Preferred Stocks - Non-U.S. (42.28%)

	Australia and New Zealand (0.18%)
6,650,000	News & Media NZ Limited exchangeable preference shares (10)	17,173,423	25,053,875
3,184,178	Spotless Group Limited (8)	8,887,624	11,707,387

		26,061,047	36,761,262

	Belgium (0.29%)
1,934,375	Deceuninck (c)(1)	48,605,944	60,515,405

	Brazil (0.23%)
533,355	Petroleo Brasileiro SA ADR (3)	28,225,628	47,308,589

	Canada (0.35%)
850,670	Aber Diamond Corporation (9)	24,831,504	32,704,209
1,860,844	Yellow Pages Income Fund (10)	21,029,682	20,428,900
2,222,250	IAMGOLD Corporation (12)	16,750,353	19,441,861

		62,611,539	72,574,970

	Chile (0.05%)
700,000	Quinenco SA ADR (8)	4,366,596	10,689,437

	Commonwealth of Independent States (0.06%)
278,312	Firebird Fund, L.P. (a)(b)(d)(7)	500,000	11,822,845

	Denmark (0.04%)
87,125	Carlsberg A/S, ‘A’ (2)	3,748,523	8,162,269

	France (10.45%)
8,093,772	Sodexho Alliance SA (1)	242,593,383	563,794,241
2,127,098	Wendel Investissement (7)	65,820,551	317,643,214
7,257,095	Vivendi Universal SA (10)	188,367,961	298,115,892
2,096,866	L’Oréal SA (2)	156,316,374	221,208,457
2,982,621	Rémy Cointreau SA (2)	104,240,251	193,601,542
1,465,000	Essilor International SA (6)	71,835,914	163,982,949
477,000	Neopost SA (8)	27,488,265	61,241,487
1,653,560	Télévision Française 1 SA (10)	43,471,274	55,903,170
810,000	Société BIC SA (8)	37,045,867	54,578,924
52,143	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,198,161	47,479,294
313,800	Financière Marc de Lacharrière SA (7)	12,141,837	29,389,732
326,070	Zodiac SA (a)(8)	17,708,998	22,310,370
443,640	Trigano SA (1)	20,272,620	21,825,410
157,620	Guyenne Et Gascogne SA (2)	17,078,217	20,954,264
133,493	Robertet SA (2)	17,101,230	20,664,060
42,252	Robertet SA C.I. (2)	800,508	4,836,600
294,180	Total SA (3)	18,507,992	19,822,257
297,640	Carrefour SA (2)	13,716,175	17,112,906
92,987	Gaumont SA (10)	5,094,361	8,098,098
70,000	NSC Groupe (c)(8)	12,400,388	7,059,111
385,000	Sabeton SA (c)(7)	4,841,233	6,129,885
17,845	Société Fonciére Financiére et de Participations (7)	3,933,965	4,433,637

		1,107,975,525	2,160,185,500

	Germany (1.63%)
1,795,985	Fraport AG (16)	63,995,064	137,159,212
735,000	Hornbach Holding AG Pfd. (1)	46,863,613	78,389,595
1,383,056	Bertelsmann AG D.R.C. (10)	34,611,751	44,527,177

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

142,873	Axel Springer AG (10)	$13,415,306	$25,145,377
1,167,530	Deutsche Telekom AG (15)	18,632,356	20,502,745
168,299	Hornbach Baumarkt AG (1)	8,109,997	10,895,806
109,400	Vossloh AG (16)	5,512,139	8,524,214
89,094	Pfeiffer Vacuum Technology AG (8)	5,649,179	7,683,731
113,306	Praktiker Bau-und Heimwerkermaerkte Holding AG (1)	1,942,362	4,171,090

		198,731,767	336,998,947

	Hong Kong (0.69%)
7,421,750	Guoco Group Limited (7)	67,928,490	95,521,076
23,438,970	Shaw Brothers (Hong Kong) Limited (c)(10)	22,914,297	44,364,928
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,698,307

		91,814,074	142,584,311

	India (0.46%)
2,325,000	Tata Motors Limited (1)	23,275,395	46,325,941
1,174,999	Nestlé India Limited (2)	14,548,375	29,133,738
4,020,480	Hindustan Lever Limited (2)	11,029,453	18,994,214

		48,853,223	94,453,893

	Italy (1.17%)
9,000,410	Italcementi S.p.A. RNC (9)	109,188,324	166,717,994
656,451	Italmobiliare S.p.A. RNC (9)	41,033,352	58,168,404
2,102,593	Gewiss S.p.A. (8)	12,927,323	17,367,573

		163,148,999	242,253,971

	Japan (9.71%)
6,735,400	Toyota Motor Corporation (1)	276,009,568	442,953,468
6,352,500	Shimano Inc. (c)(1)	112,528,986	184,450,304
3,475,500	Ono Pharmaceutical Company, Limited (6)	149,802,429	169,915,250
105,778	NTT DoCoMo Inc. (15)	167,978,936	161,005,518
3,256,800	Secom Company, Limited (8)	124,614,050	160,570,195
18,858,500	Aioi Insurance Company, Limited (4)	64,447,332	130,887,054
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	98,275,220
2,582,700	Kose Corporation (2)	80,721,109	74,777,268
1,708,000	Astellas Pharma Inc. (6)	71,196,562	72,482,442
595,800	Hirose Electric Company, Limited (15)	71,165,248	70,479,712
3,468,480	Toho Company, Limited (10)	49,442,993	63,553,652
3,360,500	T. Hasegawa Company, Limited (c)(2)	51,177,359	50,733,445
1,379,100	Shimachu Company, Limited (1)	32,950,108	37,875,766
896,560	Takefuji Corporation (4)	35,729,941	36,044,849
1,429,600	Chofu Seisakusho Company, Limited (1)	27,525,671	29,387,897
558,600	Canon Inc. (15)	19,299,690	29,342,847
2,208,049	Nissin Healthcare Food Service Company, Limited (2)	32,929,047	28,330,099
840,900	Meitec Corporation (8)	26,974,103	25,946,619
1,051,300	Aderans Company, Limited (2)	24,356,774	24,350,747
407,830	Mabuchi Motor Company Limited (15)	24,369,065	23,649,653
1,416,550	Cosel Company Limited (8)	24,249,887	22,944,161
1,461,800	Seikagaku Corporation (6)	15,027,976	15,055,143
908,500	Mitsui Sumitomo Insurance Company, Limited (4)	4,091,290	10,837,217
41,100	Keyence Corporation (15)	10,166,200	9,206,998
472,000	MISUMI Group Inc. (8)	8,803,015	9,097,572
218,700	Makita Corporation (1)	6,205,002	7,544,187
201,700	Olympus Corporation (6)	3,965,040	6,440,518
227,900	Mandom Corporation (2)	5,475,215	5,731,199
171,600	Shoei Company, Limited (7)	491,308	4,712,843

		1,576,212,123	2,006,581,843

	Mexico (0.64%)
11,684,340	Industrias Peñoles, SA de C.V. (12)	25,919,973	110,182,692
5,588,100	Embotelladoras Arca SA de C.V. (2)	10,124,785	21,285,734

		36,044,758	131,468,426

	Netherlands (0.85%)
3,140,243	Heineken Holding NV (2)	87,042,407	135,493,644
767,500	Telegraaf Media Groep NV (10)	14,080,509	20,446,479
473,438	Koninklijke Grolsch NV (2)	12,444,932	19,091,278

		113,567,848	175,031,401

	Singapore (0.47%)
20,000,000	Fraser & Neave Limited (2)	25,007,469	68,366,052
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	15,958,847
1,000,790	United Overseas Bank Limited (4)	12,369,429	12,315,611

		40,656,082	96,640,510

	South Africa (0.55%)
1,627,720	Gold Fields Limited ADR (12)	24,296,780	27,492,191
749,210	Gold Fields Limited (12)	2,173,736	12,549,992
4,479,591	Mvelaphanda Resources Limited (a)(12)	13,634,588	26,000,943
1,460,290	Harmony Gold Mining Company, Limited ADR (a)(12)	16,251,484	19,553,283
1,000,000	Harmony Gold Mining Company, Limited (a)(12)	4,591,642	13,539,248
297,200	AngloGold Ashanti Limited ADR (a)(12)	10,868,897	13,968,400

		71,817,127	113,104,057

	South Korea (4.22%)
684,330	Samsung Electronics Company, Limited Pfd. (15)	151,360,619	321,268,040
205,920	Samsung Electronics Company, Limited (15)	140,981,608	126,635,879
5,273,861	SK Telecom Company, Limited ADR (15)	109,544,700	125,254,199
51,900	Lotte Confectionery Company, Limited (2)	21,157,499	64,220,393
963,770	KT&G Corporation (2)	24,446,199	58,655,360
65,500	Nam Yang Dairy Products Company, Limited (c)(2)	14,805,002	55,655,868

See Notes to Schedules of Investments.

Number of Shares			Cost (Note 1)	Value (Note 1)

	585,700	SK Corporation (3)	$37,186,353	$44,728,444
	966,000	Kangwon Land Inc. (1)	14,292,625	20,571,747
	10,360	Lotte Chilsung Beverage Company, Limited (2)	5,901,967	15,053,086
	424,880	GS Holdings Corporation (7)	13,654,172	14,034,804
	1,869,420	Daeduck Electronics Company, Limited (15)	13,292,480	13,799,755
	1,589,160	Daeduck GDS Company, Limited (c)(15)	14,042,994	12,895,573

			560,666,218	872,773,148

		Spain (0.89%)
	2,334,289	Corporacion Financiera Alba SA (7)	48,302,916	161,690,472
	404,740	Altadis SA (2)	11,620,281	21,685,933

			59,923,197	183,376,405

		Switzerland (6.82%)
	1,559,433	Nestlé SA (2)	437,081,724	570,905,762
	4,106,230	Pargesa Holding SA (7)	267,037,697	443,818,801
	3,435,085	Kuehne & Nagel International AG (16)	63,273,732	264,608,353
	21,200	Lindt & Spruengli AG PC (2)	8,190,224	52,376,971
	310	Lindt & Spruengli AG (2)	2,394,516	7,920,080
	137,582	Affichage Holding (10)	16,462,329	22,741,739
	39,740	Edipresse SA (10)	10,811,874	18,813,721
	695,710	Micronas Semiconductor Holding AG (a)(15)	23,558,965	15,212,114
	5,120	Sika AG (a)(9)	783,006	8,627,482
	92,907	Schindler Holding PC (8)	2,572,400	5,963,940

			832,166,467	1,410,988,963

		Taiwan (0.20%)
	39,793,844	Phoenixtec Power Company, Limited (c)(8)	41,374,405	42,661,727

		Thailand (0.03%)
	577,000	The Oriental Hotel Public Company, Limited (1)	2,636,472	7,024,060

		United Kingdom (2.19%)
	21,293,298	Tesco Plc (2)	123,750,340	174,598,593
	1,768,290	Anglo American Plc (12)	37,846,453	82,001,630
	6,260,479	Millennium & Copthorne Hotel Plc (1)	33,904,028	78,044,920
	24,488,653	Vodafone Group Plc (15)	51,433,875	71,096,486
	1,375,000	Amdocs Limited (a)(15)	29,218,760	47,685,000

			276,153,456	453,426,629

		Miscellaneous (0.11%)
	1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	23,017,500

		Total Common and Preferred Stocks - Non U.S.	5,418,396,570	8,740,406,068

Ounces

		Commodity (2.93%)
	928,371	Gold bullion (a)(12)	479,746,095	606,226,260

Principal Amount

		Notes, Bonds and Convertible Bonds (5.92%)

		U.S. Treasury Notes (1.55%)
	10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	9,547,769	9,614,940
	38,326,720	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (h)(5)	39,271,062	40,346,385
	266,593,000	U.S. Treasury Notes 5¼% due 6/30/2011 (5)	266,975,232	269,821,441

			315,794,063	319,782,766

		U.S. Dollar Bonds and Notes (0.96%)
	2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(d)(e)(g)(1)	2,504,977	275
	3,500,000	Computer Associates International Inc. 6½% due 4/15/2008 (15)	3,324,744	3,542,630
	4,850,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,876,173	4,977,313
	13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	13,135,369	14,431,783
	4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,030,918	5,169,572
	1,250,000	Freeport McMoRan Copper & Gold, Inc. 10 1/8% due 2/01/2010 (12)	1,259,446	1,320,312
	3,728,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	3,777,516	3,998,280
	20,500,000	Tyco International Group SA 6 ¾% due 2/15/2011 (8)	18,136,069	21,675,204
	6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,146,094	7,457,741
	3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,435,931	3,325,000
	28,930,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	28,972,211	29,942,550
	5,500,000	Greif Inc. 8 7/8% due 8/01/2012 (9)	5,486,814	5,830,000
	646,000	Manitowoc Company Inc. 10½% due 8/01/2012 (8)	646,000	693,643
	15,145,000	Tronox Worldwide LLC 9½% due 12/01/2012 (9)	15,612,044	16,129,425
	12,522,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (10)	12,220,857	12,522,000
	15,017,000	Lear Corporation 8½% due 12/01/2013 (1)	14,962,879	15,092,085
	23,850,000	Lear Corporation 8¾% due 12/01/2016 (1)	23,642,684	23,909,625
	1,550,655	Avis Budget Car Rental 7 5/8% due 5/15/2014 (8)(b)	1,517,878	1,546,778
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,956,146	2,340,000
	4,200,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,547,736	4,222,961
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (5.5625% @ 1/31/2007) (4)	3,967,355	4,702,500
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (5.65% @ 1/31/2007) (4)	2,649,323	2,993,592
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (5.625% @ 1/31/2007) (4)	2,108,612	2,740,449
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (5.625% @ 1/31/2007) (4)	6,970,603	8,939,590

			186,888,379	197,503,308

		U.S. Dollar Convertible Bonds (0.08%)
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,987,673	2,002,500
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	14,764,705	15,000,000

			16,752,378	17,002,500

		Non U.S. Dollar Notes and Bonds (3.33%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	50,617,989	55,200,439
SGD	52,947,000	Singapore Government 2 3/8% due 10/01/2009 (5)	31,957,575	33,922,002

See Notes to Schedules of Investments.

Principal Amount			Cost (Note 1)	Value (Note 1)

CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	$5,413,053	$7,345,842
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	26,574,502	26,161,167
HKD	199,650,000	Hong Kong Government 3.34% due 12/19/2008 (5)	25,394,364	25,251,330
HKD	44,250,000	Hong Kong Government 2.52% due 3/24/2009 (5)	5,549,208	5,491,554
EUR	2,959,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	2,956,726	3,930,857
GBP	15,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	24,075,055	30,737,094
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,147,489
SEK	125,000,000	Sweden Government I/L 4.674% due 12/01/2008 (5)	18,127,408	21,797,386
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	43,745,152	47,712,787
MYR	37,014,000	Malaysian Government 3.756% due 4/28/2011 (5)	9,921,289	10,571,655
EUR	2,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	2,771,548	3,284,517
EUR	14,706,770	Republic of France O.A.T. I/L 3% due 7/25/2009 (h)(5)	13,024,281	19,544,786
EUR	105,490,765	Republic of France O.A.T. I/L 3% due 7/25/2012 (h)(5)	143,252,662	145,030,641
EUR	14,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b) (1)	15,967,913	17,892,490
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	5,090,223	5,967,993
GBP	5,875,000	Enodis Plc 10 3/8% due 4/15/2012 (g)(8)	9,086,138	12,203,733
EUR	57,200,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	66,335,654	75,428,781
EUR	37,300,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	44,010,540	50,763,844
EUR	47,450,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	57,114,569	70,055,506
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(d)(f)(g)(11)	14,474,400	7,804,794
EUR	15,000,000	FINEL 9½% due 10/15/2017 (b)(d)(f)(g)(11)	18,067,500	9,755,992

			635,261,554	688,002,679

		Total Notes, Bonds and Convertible Bonds	1,154,696,374	1,222,291,253

		Short Term Investments (15.40%)
	25,000,000	BMW US Capital LLC 5.23% due 2/01/2007	25,000,000	25,000,000
	27,182,000	BMW US Capital LLC 5.22% due 2/02/2007	27,178,059	27,178,059
	25,000,000	BMW US Capital LLC 5.22% due 2/05/2007	24,985,500	24,985,500
	24,500,000	BMW US Capital LLC 5.21% due 2/05/2007	24,485,817	24,485,817
	15,000,000	BMW US Capital LLC 5.22% due 2/05/2007	14,991,300	14,991,300
	30,000,000	BMW US Capital LLC 5.23% due 2/09/2007	29,965,133	29,965,133
	25,000,000	BMW US Capital LLC 5.22% due 2/13/2007	24,956,500	24,956,500
	20,000,000	BMW US Capital LLC 5.23% due 2/13/2007	19,965,133	19,965,133
	22,817,000	BMW US Capital LLC 5.22% due 2/23/2007	22,744,214	22,744,214
	24,030,000	BMW US Capital LLC 5.22% due 3/01/2007	23,932,438	23,932,438
	25,000,000	Burlington Northern Santa Fe Corporation 5.28% due 2/01/2007	25,000,000	25,000,000
	20,000,000	Burlington Northern Santa Fe Corporation 5.30% due 2/06/2007	19,985,278	19,985,278
	30,000,000	Burlington Northern Santa Fe Corporation 5.33% due 2/16/2007	29,933,375	29,933,375
	25,000,000	Honeywell International Inc. 5.20% due 2/01/2007	25,000,000	25,000,000
	30,000,000	Honeywell International Inc. 5.21% due 2/08/2007	29,969,608	29,969,608
	20,000,000	Honeywell International Inc. 5.21% due 2/09/2007	19,976,844	19,976,844
	25,000,000	Nestlé Capital Corporation 5.20% due 2/01/2007	25,000,000	25,000,000
	25,000,000	Nestlé Capital Corporation 5.20% due 2/09/2007	24,971,111	24,971,111
	8,456,000	Nestlé Capital Corporation 5.20% due 2/09/2007	8,446,229	8,446,229
	28,250,000	Nestlé Capital Corporation 5.21% due 2/12/2007	28,205,028	28,205,028
	25,000,000	Nestlé Capital Corporation 5.20% due 2/12/2007	24,960,278	24,960,278
	20,000,000	Nestlé Capital Corporation 5.21% due 2/12/2007	19,968,161	19,968,161
	25,000,000	Nestlé Capital Corporation 5.20% due 2/20/2007	24,931,389	24,931,389
	20,000,000	Nestlé Capital Corporation 5.19% due 2/27/2007	19,925,033	19,925,033
	25,000,000	Nestlé Capital Corporation 5.19% due 3/01/2007	24,899,083	24,899,083
	25,000,000	Nestlé Capital Corporation 5.19% due 3/01/2007	24,899,083	24,899,083
	25,000,000	Nestlé Capital Corporation 5.19% due 3/14/2007	24,852,229	24,852,229
	24,779,000	Procter and Gamble Company 5.22% due 2/01/2007	24,779,000	24,779,000
	20,000,000	Procter and Gamble Company 5.25% due 2/01/2007	20,000,000	20,000,000
	6,500,000	Procter and Gamble Company 5.26% due 2/02/2007	6,499,050	6,499,050
	30,000,000	Procter and Gamble Company 5.22% due 2/07/2007	29,973,900	29,973,900
	31,195,000	Procter and Gamble Company 5.23% due 2/08/2007	31,163,276	31,163,276
	24,115,000	Procter and Gamble Company 5.21% due 2/09/2007	24,087,080	24,087,080
	13,631,000	Procter and Gamble Company 5.22% due 2/09/2007	13,615,188	13,615,188
	4,038,000	Procter and Gamble Company 5.21% due 2/09/2007	4,033,325	4,033,325
	25,000,000	Procter and Gamble Company 5.22% due 2/12/2007	24,960,125	24,960,125
	25,000,000	Procter and Gamble Company 5.24% due 2/13/2007	24,956,333	24,956,333
	17,017,000	Procter and Gamble Company 5.25% due 2/14/2007	16,984,739	16,984,739
	25,000,000	Procter and Gamble Company 5.24% due 2/15/2007	24,949,056	24,949,056
	25,000,000	Procter and Gamble Company 5.24% due 2/28/2007	24,901,750	24,901,750
	25,000,000	Procter and Gamble Company 5.24% due 3/02/2007	24,894,472	24,894,472
	25,000,000	Procter and Gamble Company 5.23% due 3/09/2007	24,869,250	24,869,250
	20,000,000	Procter and Gamble Company 5.23% due 3/09/2007	19,895,400	19,895,400
	25,000,000	Procter and Gamble Company 5.23% due 3/14/2007	24,851,090	24,851,090
	21,878,000	RaboBank USA Finance Corporation 5.26% due 2/01/2007	21,878,000	21,878,000
	19,291,000	RaboBank USA Finance Corporation 5.245% due 2/08/2007	19,271,326	19,271,326
	15,000,000	RaboBank USA Finance Corporation 5.24% due 2/08/2007	14,984,717	14,984,717
	25,000,000	RaboBank USA Finance Corporation 5.245% due 2/09/2007	24,970,861	24,970,861
	25,000,000	RaboBank USA Finance Corporation 5.235% due 2/13/2007	24,956,375	24,956,375
	6,878,000	RaboBank USA Finance Corporation 5.25% due 2/15/2007	6,863,957	6,863,957
	27,543,000	RaboBank USA Finance Corporation 5.23% due 2/28/2007	27,434,963	27,434,963
	30,000,000	RaboBank USA Finance Corporation 5.25% due 3/26/2007	29,768,125	29,768,125
	23,500,000	RaboBank USA Finance Corporation 5.25% due 3/27/2007	23,314,938	23,314,938
	20,425,000	Air Products and Chemicals Inc. 5.22% due 2/01/2007	20,425,000	20,425,000
	20,000,000	American Express Credit Corporation 5.10% due 2/01/2007	20,000,000	20,000,000
	19,223,000	American Express Credit Corporation 5.24% due 2/02/2007	19,220,202	19,220,202
	25,984,000	American Express Credit Corporation 5.21% due 2/12/2007	25,942,635	25,942,635
	20,451,000	American Express Credit Corporation 5.24% due 2/20/2007	20,394,442	20,394,442
	23,418,000	American Express Credit Corporation 5.24% due 3/01/2007	23,322,559	23,322,559
	16,668,000	Dow Jones & Company Inc. 5.33% due 2/01/2007	16,668,000	16,668,000
	3,694,000	Dow Jones & Company Inc. 5.33% due 2/12/2007	3,687,984	3,687,984
	6,500,000	Dow Jones & Company Inc. 5.32% due 2/20/2007	6,481,749	6,481,749
	7,000,000	L’Oréal SA 5.22% due 2/01/2007	7,000,000	7,000,000
	30,000,000	L’Oréal SA 5.22% due 2/12/2007	29,952,150	29,952,150
	20,000,000	L’Oréal SA 5.22% due 2/20/2007	19,944,900	19,944,900

See Notes to Schedules of Investments.

Principal Amount		Cost (Note 1)		Value (Note 1)

21,963,000	L’Oréal SA 5.23% due 2/21/2007	$21,899,185		$21,899,185
29,000,000	L’Oréal SA 5.22% due 2/23/2007	28,907,490		28,907,490
25,000,000	L’Oréal SA 5.22% due 3/01/2007	24,898,500		24,898,500
15,000,000	Dell Inc. 5.26% due 2/02/2007	14,997,808		14,997,808
25,000,000	Dell Inc. 5.26% due 3/02/2007	24,894,069		24,894,069
27,000,000	Unilever Capital Corporation 5.19% due 2/05/2007	26,984,400		26,984,400
21,312,000	Unilever Capital Corporation 5.21% due 2/05/2007	21,299,663		21,299,663
9,650,000	Unilever Capital Corporation 5.20% due 2/13/2007	9,633,273		9,633,273
20,000,000	Unilever Capital Corporation 5.20% due 2/26/2007	19,927,778		19,927,778
25,515,000	Emerson Electric Company 5.22% due 2/05/2007	25,500,201		25,500,201
23,100,000	Emerson Electric Company 5.22% due 2/07/2007	23,079,903		23,079,903
28,662,000	Emerson Electric Company 5.22% due 2/20/2007	28,583,036		28,583,036
25,000,000	Vulcan Materials Company 5.27% due 2/05/2007	24,985,361		24,985,361
24,500,000	Vulcan Materials Company 5.22% due 2/16/2007	24,446,713		24,446,713
20,000,000	7-Eleven Inc. 5.21% due 2/05/2007	19,988,422		19,988,422
6,573,000	7-Eleven Inc. 5.23% due 2/09/2007	6,565,361		6,565,361
4,600,000	7-Eleven Inc. 5.27% due 2/12/2007	4,592,593		4,592,593
19,810,000	7-Eleven Inc. 5.22% due 2/13/2007	19,775,531		19,775,531
18,486,000	7-Eleven Inc. 5.26% due 2/20/2007	18,434,681		18,434,681
20,000,000	7-Eleven Inc. 5.21% due 2/26/2007	19,927,639		19,927,639
17,578,000	7-Eleven Inc. 5.22% due 2/28/2007	17,509,182		17,509,182
18,000,000	7-Eleven Inc. 5.20% due 3/05/2007	17,916,800		17,916,800
15,444,000	7-Eleven Inc. 5.21% due 3/06/2007	15,370,242		15,370,242
20,000,000	7-Eleven Inc. 5.22% due 3/08/2007	19,898,500		19,898,500
12,400,000	7-Eleven Inc. 5.22% due 3/09/2007	12,335,272		12,335,272
15,000,000	BellSouth Corporation 5.21% due 2/05/2007	14,991,317		14,991,317
25,000,000	BellSouth Corporation 5.24% due 2/20/2007	24,930,861		24,930,861
14,585,000	Caterpillar Financial Services Corporation 5.225% due 2/05/2007	14,576,533		14,576,533
23,137,000	Caterpillar Financial Services Corporation 5.22% due 2/07/2007	23,116,871		23,116,871
35,665,000	Caterpillar Financial Services Corporation 5.20% due 3/05/2007	35,500,148		35,500,148
26,157,000	Hitachi Limited 5.28% due 2/06/2007	26,137,818		26,137,818
14,000,000	Hitachi Limited 5.23% due 3/13/2007	13,918,644		13,918,644
25,000,000	General Electric Company 5.20% due 2/07/2007	24,978,333		24,978,333
25,000,000	General Electric Company 5.21% due 2/09/2007	24,971,056		24,971,056
24,497,000	General Electric Company 5.21% due 2/21/2007	24,426,095		24,426,095
3,858,000	General Electric Company 5.20% due 3/06/2007	3,839,610		3,839,610
23,326,000	General Electric Company 5.20% due 3/16/2007	23,181,120		23,181,120
25,000,000	Pitney Bowes Inc. 5.21% due 2/07/2007	24,978,292		24,978,292
10,577,000	Pitney Bowes Inc. 5.22% due 2/12/2007	10,560,130		10,560,130
28,725,000	Pitney Bowes Inc. 5.20% due 2/27/2007	28,617,122		28,617,122
24,000,000	Siemens AG 5.21% due 2/07/2007	23,979,160		23,979,160
30,000,000	Siemens AG 5.22% due 2/14/2007	29,943,450		29,943,450
22,344,000	Siemens AG 5.23% due 2/14/2007	22,301,801		22,301,801
23,500,000	Siemens AG 5.22% due 2/15/2007	23,452,295		23,452,295
30,000,000	Siemens AG 5.23% due 2/16/2007	29,934,625		29,934,625
5,469,000	Siemens AG 5.22% due 2/16/2007	5,457,105		5,457,105
20,000,000	Siemens AG 5.21% due 2/20/2007	19,945,006		19,945,006
25,306,000	Siemens AG 5.20% due 3/01/2007	25,203,651		25,203,651
25,156,000	Siemens AG 5.20% due 3/01/2007	25,054,258		25,054,258
34,132,000	Siemens AG 5.19% due 3/02/2007	33,989,219		33,989,219
25,000,000	Siemens AG 5.20% due 3/05/2007	24,884,444		24,884,444
25,798,000	Siemens AG 5.22% due 3/07/2007	25,670,816		25,670,816
24,202,000	Siemens AG 5.21% due 3/07/2007	24,082,913		24,082,913
28,937,000	Siemens AG 5.20% due 3/19/2007	28,744,730		28,744,730
25,000,000	Siemens AG 5.20% due 3/19/2007	24,833,889		24,833,889
25,000,000	Siemens AG 5.21% due 3/19/2007	24,833,569		24,833,569
25,000,000	Siemens AG 5.22% due 3/20/2007	24,829,625		24,829,625
20,000,000	Siemens AG 5.22% due 3/20/2007	19,863,700		19,863,700
14,150,000	Siemens AG 5.22% due 3/21/2007	14,051,516		14,051,516
10,000,000	AT&T Corporation 5.26% due 2/07/2007	9,991,233		9,991,233
30,000,000	AT&T Corporation 5.24% due 2/12/2007	29,951,967		29,951,967
5,268,000	AT&T Corporation 5.23% due 2/12/2007	5,259,581		5,259,581
10,790,000	AT&T Corporation 5.28% due 2/13/2007	10,771,010		10,771,010
22,738,000	AT&T Corporation 5.23% due 2/27/2007	22,652,114		22,652,114
29,000,000	AT&T Corporation 5.24% due 2/28/2007	28,886,030		28,886,030
10,000,000	AT&T Corporation 5.24% due 3/12/2007	9,943,233		9,943,233
25,000,000	AT&T Corporation 5.25% due 3/29/2007	24,795,833		24,795,833
25,000,000	Hewlett-Packard Company 5.28% due 2/08/2007	24,974,333		24,974,333
10,000,000	Hewlett-Packard Company 5.25% due 2/08/2007	9,989,792		9,989,792
30,000,000	Hewlett-Packard Company 5.29% due 2/09/2007	29,964,733		29,964,733
7,800,000	Hewlett-Packard Company 5.29% due 2/09/2007	7,790,831		7,790,831
11,500,000	Pearson Holdings Inc. 5.32% due 2/08/2007	11,488,104		11,488,104
17,739,000	Toyota Motor Credit Corporation 5.23% due 2/12/2007	17,710,652		17,710,652
10,000,000	Diageo Plc 5.37% due 2/13/2007	9,982,100		9,982,100
25,000,000	Johnson & Johnson 5.17% due 2/14/2007	24,953,326		24,953,326
25,000,000	Johnson & Johnson 5.17% due 3/01/2007	24,899,472		24,899,472
25,000,000	Johnson & Johnson 5.17% due 3/15/2007	24,849,208		24,849,208
25,000,000	Johnson & Johnson 5.16% due 3/19/2007	24,835,167		24,835,167
10,000,000	The Coca-Cola Company 5.19% due 2/20/2007	9,972,608		9,972,608
25,000,000	The Coca-Cola Company 5.20% due 2/26/2007	24,909,722		24,909,722
26,832,000	Prudential Group Inc. 5.21% due 2/23/2007	26,746,570		26,746,570
25,000,000	Merrill Lynch and Company Inc. 5.23% due 2/27/2007	24,905,569		24,905,569
25,000,000	Merrill Lynch and Company Inc. 5.21% due 3/19/2007	24,833,570		24,833,570
11,116,000	Dover Corporation 5.22% due 2/27/2007	11,074,093		11,074,093
24,713,000	Wal-Mart Stores Inc. 5.19% due 3/06/2007	24,595,428		24,595,428
10,500,000	Henkel Corporation 5.27% due 3/19/2007	10,429,294		10,429,294

	Total Short-Term Investments	3,184,309,638		3,184,309,638

	Total Investments (99.98%)	$15,685,125,331	*	20,667,435,835

	Other assets in excess of liabilities (0.02%)			4,939,791

	Net Assets (100.00%)			$20,672,375,626

See Notes to Schedules of Investments.

*          At January 31, 2007 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies

CAD -Canadian dollar
EUR - euro
GBP - pound sterling
HKD - Hong Kong dollar
MYR - Malaysian ringgit
SEK - Swedish krona
SGD - Singapore dollar

Sector/Industry Classifications	Percent of Net Assets

(1) Consumer Discretionary	10.19%
(2) Consumer Staples	10.44%
(3) Energy	3.35%
(4) Financials	1.74%
(5) Government Issues	3.44%
(6) Health Care	4.86%
(7) Holding Companies	7.90%
(8) Industrials	6.20%
(9) Materials	1.43%
(10) Media	11.53%
(11) Paper and Forest Products	2.15%
(12) Precious Metals	5.00%
(13) Real Estate	0.09%
(14) Retail	4.88%
(15) Technology and Telecommunications	9.11%
(16) Transportation	2.06%
(17) Utilities	0.21%

(a)	Non-income producing security/commodity.

(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the quarter ended January 31, 2007.

	Purchases		Sales
					Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain	Income

Blount International Inc.	—	—	—	—	—	—
City e-Solutions Limited	—	—	—	—	—	$83,128
Daeduck GDS Company, Limited	—	—	—	—	—	226,581
Deceuninck	—	—	—	—	—	398,142
East Texas Financial Services, Inc.	—	—	—	—	—	28,688
Mills Music Trust	—	—	—	—	—	168,431
Nam Yang Dairy Products Company, Limited	—	—	—	—	—	51,319
NSC Groupe	—	—	—	—	—	132,116
Phoenixtec Power Company, Limited	8,131,340	$8,617,452	—	—	—	1,063,522
Rayonier Inc.	—	—	251,850	$6,433,928	$3,400,514	12,331,145
Sabeton SA	—	—	—	—	—	54,424
Shaw Brothers (Hong Kong) Limited	—	—	864,400	1,247,052	320,125	1,286,336
Shimano Inc.	274,200	7,726,448	170,800	4,693,599	377,657	1,549,098
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	1,428,326
T. Hasegawa Company, Limited	—	—	—	—	—	670,571

Total					$4,098,296	$19,471,827

(d)	Security for which there is less than three market makers.

(e)	In default as to principal and/or interest.

(f)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2007 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Kaiser Ventures LLC	6/24/1993	—	$2.87
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	0.65
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	0.65
LandCo LLC	9/6/2006	669,030	3.48

(g)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.15% of net assets.

(h)	Inflation protected security

See Notes to Schedules of Investments.

First Eagle Overseas Fund
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (70.71%)

	Australia and New Zealand (0.45%)
9,442,651	Spotless Group Limited (8)	$26,684,569	$34,718,149
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	14,332,870
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	2,796,513

		37,508,557	51,847,532

	Belgium (0.54%)
1,986,373	Deceuninck (c)(1)	46,012,352	62,142,122

	Brazil (0.56%)
718,436	Petroleo Brasiliero SA ADR (3)	33,865,845	63,725,273

	Canada (1.24%)
680,080	EnCana Corporation (3)	7,193,022	32,664,242
828,640	Aber Diamond Corporation (9)	18,495,017	31,857,260
2,539,670	Yellow Pages Income Fund (10)	28,208,158	27,881,253
2,289,690	IAMGOLD Corporation (12)	12,693,787	20,031,876
4,682,850	Catalyst Paper Corporation (a)(11)	14,200,367	15,522,163
488,940	Goldcorp Inc. (12)	10,453,513	13,548,527
50,000	Metallica Resources Inc. (a)(12)	59,470	219,990

		91,303,334	141,725,311

	Chile (0.32%)
2,375,300	Quinenco SA ADR (8)	15,508,046	36,272,315

	Commonwealth of Independent States (0.07%)
176,148	Firebird Fund, L.P. (a)(b)(e)(7)	176,589	7,254,907
100,000	First NIS Regional Fund SICAV (b)(7)	1,000,000	125,000
9,000	Baltic Republic Fund (e)(7)	185,750	6,750

		1,362,339	7,386,657

	Denmark (0.10%)
121,610	Carlsberg A/S, ‘A’ (2)	5,275,639	11,392,982

	France (15.50%)
4,900,114	Sodexho Alliance SA (1)	146,026,897	341,331,095
1,932,135	Wendel Investissement (7)	44,291,101	288,529,053
4,693,490	Vivendi Universal SA (10)	110,838,835	192,804,967
1,265,000	Essilor International SA (6)	55,902,323	141,596,199
1,211,453	L’ Oréal SA (2)	90,179,023	127,801,991
1,816,722	Rémy Cointreau SA (2)	55,343,196	117,923,189
617,100	Neopost SA (8)	23,484,142	79,228,766
571,447	Laurent-Perrier (c)(2)	19,313,367	56,493,664
700,000	Société BIC SA (8)	27,529,842	47,166,972
172,220	Société Foncière Financière et de Participations (7)	22,591,007	42,788,508
540,680	Zodiac SA (8)	29,937,796	36,994,422
1,051,060	Télévision Française 1 SA (10)	27,663,943	35,533,991
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	35,284,173
600,100	Carrefour SA (2)	27,697,271	34,502,939
220,000	Robertet SA (c)(2)	18,181,898	34,054,918
619,193	Trigano SA (1)	29,362,325	30,461,954
425,120	Total SA (3)	27,859,045	28,645,176
297,038	Financière Marc de Lacharrière SA (7)	9,573,875	27,819,845
275,200	Gaumont SA (10)	13,994,449	23,966,753
193,850	Cap Gemini SA (15)	6,678,281	12,280,186
128,661	Carbone Lorraine SA (8)	4,013,507	7,404,099

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

300,000	Frégate SAS 2% Conv. Pfd due 3/31/2013 (a)(e)(g)(h)(7)	$3,620,400	$6,595,008
51,500	Robertet SA C.I. (2)	2,151,628	5,895,221
3,593,581	FINEL (b)(e)(g)(h)(j)(11)	9,152,131	3,786,367
26,499	NSC Groupe (8)	4,385,060	2,672,277
1,000	Société Vermandoise de Sucreries (2)	854,846	1,821,119
100,000	Sabeton SA (7)	1,463,143	1,592,178
9,425	Spir Communication (10)	1,419,449	1,492,046
20,000	Didot-Bottin SA (7)	1,934,129	1,456,895
5,047	Guyenne et Gascogne SA (2)	560,072	670,957

		831,312,419	1,768,594,928

	Germany (3.16%)
917,125	Fraport AG (16)	35,695,044	70,040,753
796,610	Pfeiffer Vacuum Technology AG (c)(8)	28,013,594	68,702,015
485,000	Hornbach Holding AG Pfd. (14)	27,517,310	51,726,467
1,405,000	Bertelsmann AG D.R.C. (10)	31,678,271	45,233,659
255,000	Axel Springer AG (10)	13,458,494	44,879,517
1,618,390	Deutsche Telekom AG (15)	25,910,256	28,420,201
1,644,040	Singulus Technologies (a)(8)	20,586,775	25,769,715
177,930	Vossloh AG (16)	9,244,844	13,863,925
221,850	Grenkeleasing AG (4)	10,056,963	10,094,607
62,796	Praktiker Bau-und Heimwerkermaerkte Holding AG (1)	1,076,488	2,311,685

		203,238,039	361,042,544

	Hong Kong (1.41%)
6,750,000	Guoco Group Limited (7)	49,304,815	86,875,368
17,482,440	Shaw Brothers (Hong Kong) Limited (10)	15,754,118	33,090,498
7,000,000	Hopewell Holdings Limited (13)	7,763,618	26,714,136
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	11,026,304
11,250,000	City e-Solutions Limited (1)	336,425	1,411,905
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	1,198,678
7,734,010	Lerado Group Holding Company Limited (1)	1,128,987	990,448

		86,498,580	161,307,337

	India (0.48%)
1,150,000	Tata Motors Limited (1)	11,635,888	22,913,907
4,250,000	Hindustan Lever Limited (2)	11,835,191	20,078,550
482,001	Nestlé India Limited (2)	6,511,864	11,951,066

		29,982,943	54,943,523

	Indonesia (0.02%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	2,225,275

	Italy (2.15%)
5,649,726	Italcementi S.p.A. RNC (9)	55,206,891	104,652,009
989,516	Italmobiliare S.p.A. RNC (9)	30,899,881	87,681,436
6,392,560	Gewiss S.p.A. (c)(8)	24,423,667	52,803,016

		110,530,439	245,136,461

	Japan (16.25%)
4,506,570	Toyota Motor Corporation (1)	188,977,596	296,374,501
5,398,500	Shimano Inc. (c)(1)	95,184,798	156,750,093
88,168	NTT DoCoMo Inc. (15)	139,871,932	134,201,199
16,125,200	Aioi Insurance Company, Limited (4)	55,958,202	111,916,638
2,247,000	Ono Pharmaceutical Company, Limited (6)	90,875,008	109,854,573
11,956,430	NIPPONKOA Insurance Company, Limited (4)	58,951,532	97,918,399
1,881,600	Secom Company, Limited (8)	74,592,577	92,768,631
662,280	Hirose Electrice Company, Limited (15)	78,610,055	78,343,914
2,267,900	Kose Corporation (2)	68,525,541	65,662,820
1,216,120	Astellas Pharma Inc. (6)	50,717,565	51,608,517
2,271,850	Nitto Kohki Company, Limited (c)(8)	38,484,456	49,238,921
2,924,991	T. Hasegawa Company, Limited (c)(2)	38,402,243	44,158,569
994,830	Takefuji Corporation (4)	40,006,029	39,995,647
3,189,600	Mitsui Sumitomo Insurance Company, Limited (4)	15,084,508	38,047,758
2,029,810	Toho Company, Limited (10)	20,431,118	37,192,614
1,182,990	Mandom Corporation (2)	21,492,699	29,749,676

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

983,700	Meitec Corporation (8)	$31,554,817	$30,352,823
200,000	Nippon Television Network Corporation (10)	28,448,858	28,655,334
1,035,800	Fuji Seal International, Inc. (9)	26,985,308	25,491,211
1,145,000	Ariake Japan Company, Limited (1)	24,903,904	24,910,866
450,000	Canon Inc. (15)	15,750,090	23,638,169
1,449,520	Cosel Company Limited (8)	24,228,293	23,478,183
1,734,996	Nissin Healthcare Food Service Company, Limited (2)	29,912,189	22,260,651
807,000	Shimachu Company Limited (14)	16,965,249	22,163,544
1,050,000	Chofu Seisakusho Company, Limited (1)	15,520,961	21,584,564
578,480	Olympus Corporation (6)	13,889,793	18,471,546
1,510,300	Seikagaku Corporation (6)	9,933,945	15,554,647
594,300	Aderans Company, Limited (2)	11,805,545	13,765,480
235,600	Mabuchi Motor Company Limited (15)	14,077,682	13,662,208
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	12,987,550
860,600	Maezawa Kasei Industries Company, Limited (c)(8)	15,225,469	12,949,757
427,500	SK Kaken Company, Limited (8)	7,390,751	12,731,108
788,600	Chudenko Corporation (8)	12,010,995	12,238,190
475,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	11,518,365	11,788,063
520,100	Misumi Group Inc. (8)	9,736,710	10,024,676
324,960	Icom Inc. (15)	7,835,814	8,897,858
1,021,590	Sansei Yusoki Company, Limited (c)(8)	9,065,229	8,450,924
284,350	Shoei Company, Limited (7)	1,376,325	7,809,422
32,200	Keyence Corporation (15)	7,949,397	7,213,269
1,142,300	Okumura Corporation (8)	5,834,050	5,953,170
493,100	Yomeishu Seizo Company, Limited (2)	3,118,626	4,756,211
730,000	Shingakukai Company, Limited (1)	6,128,280	4,571,369
125,770	Makita Corporation (1)	3,237,704	4,338,511
368,000	Tachi-S Company, Limited (1)	2,777,962	3,153,807
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,105,224
145,764	Nagaileben Company, Limited (6)	2,940,116	3,044,663
37,100	Tachihi Enterprise Company, Limited (13)	1,374,762	1,319,684
13,600	As One Corporation (6)	360,022	355,511
15,100	Doshisha Corporation (1)	281,401	286,049

		1,457,744,729	1,853,746,712

	Mexico (1.11%)
6,924,940	Industrias Peñoles, SA de C.V. (12)	7,355,532	65,301,808
10,734,970	Grupo Modelo SA de C.V. (2)	39,834,954	58,238,960
76,300	Grupo Aeroportuario del Pacifico SA de C.V. ADR (16)	1,602,300	3,087,098

		48,792,786	126,627,866

	Netherlands (2.05%)
2,668,019	Heineken Holding NV (2)	68,378,321	115,118,357
564,948	Hal Trust NV (7)	16,178,190	52,801,401
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	40,324,769
825,000	Telegraaf Media Groep NV (10)	14,452,839	21,978,300
178,700	Wegener NV (10)	1,063,135	3,086,973

		123,898,568	233,309,800

	Singapore (1.96%)
15,445,080.00	Haw Par Corporation Limited (c)(8)	39,632,523	71,400,246
16,847,500.00	Fraser & Neave Limited (2)	20,643,694	57,589,853
10,000,000.00	United Overseas Land Limited (7)	12,162,423	33,206,368
16,750,000.00	Singapore Airport Terminal Services Limited (16)	20,204,311	28,682,814
17,549,625.00	ComfortDelgro Corporation Limited (16)	6,946,456	20,796,508
924,840.00	United Overseas Bank Limited (4)	11,430,451	11,380,979

		111,019,858	223,056,768

	South Africa (0.65%)
1,828,980.00	Gold Fields Limited ADR (12)	22,367,834	30,891,472
1,591,010.00	Harmony Gold Mining Company, Limited ADR (a)(12)	17,567,971	21,303,624
2,490,700.00	Mvelaphanda Resources Limited (a)(12)	7,795,793	14,456,799
170,510.00	AngloGold Ashanti Limited ADR (12)	6,235,721	8,013,970

		53,967,319	74,665,865

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

	South Korea (6.03%)
437,510	Samsung Electronics Company, Limited Pfd. (15)	$80,372,730	$205,395,029
118,970	Samsung Electronics Company, Limited (15)	76,836,183	73,163,707
3,886,797	SK Telecom Company, Limited ADR (15)	84,564,665	92,311,429
57,630	Lotte Confectionery Company, Limited (2)	28,238,265	71,310,621
503,480	Honam Petrochemical Corporation (9)	26,353,510	40,695,516
556,815	KT&G Corporation (2)	11,125,045	33,887,944
895,720	Samsung Corporation (15)	26,823,097	28,826,677
336,900	SK Corporation (3)	21,428,778	25,728,210
741,500	Fursys Incorporated (c)(8)	5,637,805	19,610,568
22,950	Nam Yang Dairy Products Company, Limited (2)	4,912,653	19,500,797
28,850	Nam Yang Dairy Products Company, Limited Pfd. (2)	479,094	10,510,409
591,500	Kangwon Land Inc. (1)	8,751,592	12,596,468
376,300	Hankuk Paper Manufacturing Company, Limited (c)(11)	13,255,293	11,390,919
338,740	GS Holdings Corporation (7)	10,889,131	11,189,394
1,042,250	Daeduck GDS Company, Limited (c)(15)	8,149,986	8,457,557
1,087,440	Daeduck Electronics Company, Limited (15)	7,707,302	8,027,305
1,111,890	Dong Ah Tire & Rubber Company, Limited (1)	4,731,509	6,578,043
39,160	Pacific Corporation (2)	5,419,100	6,238,980
219,485	Sam-A Pharmaceutical Company, Limited (6)	1,688,533	1,699,464
28,920	Daekyo Company, Limited Pfd. (1)	1,159,606	1,283,968

		428,523,877	688,403,005

	Spain (1.48%)
2,129,275	Corporacion Financiera Alba SA (7)	43,647,730	147,489,656
407,790	Altadis SA (2)	11,538,297	21,849,352

		55,186,027	169,339,008

	Switzerland (8.54%)
1,010,875	Nestlé SA (2)	277,385,004	370,079,614
2,414,958	Pargesa Holding SA (7)	136,885,700	261,018,931
2,404,752	Kuehne & Nagel International AG (16)	25,502,758	185,240,676
21,260	Sika AG (a)(9)	3,784,899	35,824,273
1,332	Lindt & Spruengli AG (2)	8,731,132	34,030,796
385,300	Schindler Holding PC (8)	7,460,045	24,733,400
35,000	Edipresse SA (10)	11,616,314	16,569,709
616,270	Micronas Semiconductor Holding AG (a)(15)	23,527,827	13,475,111
78,857	Affichage Holding (10)	8,596,169	13,034,738
2,468	Metall Zug PC AG (1)	2,538,531	11,703,815
7,000	Hilti AG (e)(g)(h)(8)	4,485,845	5,055,166
10,000	PubliGroupe SA (10)	1,375,950	3,699,097

		511,890,174	974,465,326

	Taiwan (0.21%)
22,442,660	Phoenixtec Power Company, Limited (8)	23,313,554	24,060,069

	Thailand (0.03%)
250,000	The Oriental Hotel Public Company, Limited (1)	1,152,073	3,043,353

	United Kingdom (5.16%)
25,005,775	Tesco Plc (2)	146,927,572	205,039,778
5,874,410	WPP Group PLC (10)	73,182,382	86,080,817
5,989,190	Millennium & Copthorne Hotel Plc (1)	25,656,689	74,662,954
23,128,358	Vodafone Group Plc (15)	48,637,739	67,147,220
3,705,780	Spirax-Sarco Engineering Plc (8)	27,715,395	66,806,184
980,460	Anglo American Plc (12)	20,007,157	45,467,270
3,498,600	McBride Plc (2)	3,499,845	13,194,173
3,146,000	JZ Equity Partners, Plc (4)	5,873,374	10,583,867
300,000	Amdocs, Limited (a)(15)	6,197,557	10,404,000
3,041,549	Chrysalis Group Plc (10)	6,876,392	8,591,695
775,000	Trans-Siberian Gold Limited (a) (12)	1,123,590	807,268

		365,697,692	588,785,226

	United States (1.08%)

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

2,667,315	News Corporation, Class ‘A’ (10)	$39,160,653	$62,015,074
926,070	Newmont Mining Corporation Holding Company (12)	22,265,089	41,765,757
34,500	Third Avenue Global Value Fund L.P. (a)(b)(e) (7)	3,450,000	7,191,180
213,257	Liberty Global Inc. Series ‘C’ (a)(10)	3,113,500	6,020,245
204,117	Liberty Global Inc. (a) (10)	3,229,794	6,135,757

		71,219,036	123,128,013

	Miscellaneous (0.16%)
1,094,523	Banco Latinoamericano de Exportaciones SA ADR (4)	13,960,676	18,322,315

	Total Common and Preferred Stocks	4,763,500,363	8,068,695,586

Ounces

Commodity (3.33%)
581,874	Gold bullion (a)(12)	295,692,050	379,963,626

Principal Amount

		Notes, Bonds and Convertible Bonds (5.39%)
		U.S. Dollar Notes and Bonds (0.03%)
	1,000,000	YPF Sociedad Anonima SA 9 1/8% due 2/24/2009 (3)	879,615	1,054,000
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	2,063,829	2,340,000

			2,943,444	3,394,000

		Non U.S. Dollar Notes and Bonds (5.33%)
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	14,923,258	16,170,482
SGD	56,842,000	Singapore Government 2 3/8% due 10/01/2009 (5)	34,291,451	36,417,445
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,582,635	14,259,575
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	8,768,646	8,614,043
HKD	164,250,000	Hong Kong Government 3.34% due 12/19/2008 (5)	20,891,694	20,774,009
HKD	37,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	4,652,526	4,604,218
EUR	9,766,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	9,872,686	12,973,555
GBP	11,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	17,283,567	22,540,535
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,728,246	10,737,445
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,935,178	3,579,148
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	7,794,427	9,590,850
MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,317,128	14,533,604
MYR	56,664,000	Malaysian Government 3.756% due 4/28/2011 (5)	15,188,301	16,183,938
EUR	5,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	6,013,000	7,225,938
EUR	49,267,680	Republic of France O.A.T. I/L 3% due 7/25/2009 (i)(5)	57,977,866	65,475,032
EUR	121,841,767	Republic of France O.A.T. I/L 3% due 7/25/2012 (i)(5)	164,210,208	167,510,299
EUR	1,250,000	Rémy Cointreau SA 6½% due 7/01/2010 (b)(2)	1,425,105	1,684,941
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	27,382,851	28,500,181
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,691,021	1,989,331
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (h)(8)	13,011,831	17,500,673
EUR	33,100,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	38,372,491	43,648,473
EUR	21,600,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	25,509,876	29,396,757
EUR	28,800,000	Ray Acquisition SCA 9 3/8% due 3/15/2015 (b)(8)	34,669,025	42,520,518
EUR	8,000,000	FINEL 9½% due 6/30/2017 (b)(e)(g)(h)(11)	9,649,600	5,203,196
EUR	10,000,000	FINEL 9½% due 10/15/2017 (b)(e)(g)(h)(11)	12,045,000	6,503,995

			561,187,617	608,138,181

		Non U.S. Dollar Convertible Bonds (0.03%)
EUR	243,500	Havas SA 4% due 1/01/2009 (10)	1,986,854	3,390,339.00

		Total Notes, Bonds and Convertible Bonds	566,117,915	614,922,520

		Short-Term Investments (20.52%)
	25,000,000	BellSouth Corporation 5.22% due 2/01/2007	25,000,000	25,000,000
	15,000,000	BellSouth Corporation 5.21% due 2/05/2007	14,991,317	14,991,317
	25,000,000	BellSouth Corporation 5.24% due 2/20/2007	24,930,861	24,930,861
	25,000,000	Burlington Northern Sante Fe Corporation 5.28% due 2/01/2007	25,000,000	25,000,000
	15,732,000	Burlington Northern Sante Fe Corporation 5.3% due 2/06/2007	15,720,420	15,720,420
	30,000,000	Burlington Northern Sante Fe Corporation 5.33% due 2/16/2007	29,933,375	29,933,375
	25,000,000	Honeywell International Inc. 5.20% due 2/01/2007	25,000,000	25,000,000

See Notes to Schedules of Investments.

Principal Amount		Cost (Note 1)	Value (Note 1)

30,000,000	Honeywell International Inc. 5.21% due 2/08/2007	$29,969,608	$29,969,608
20,000,000	Honeywell International Inc. 5.21% due 2/09/2007	19,976,845	19,976,845
25,000,000	Nestlé Capital Corporation 5.20% due 2/01/2007	25,000,000	25,000,000
11,600,000	Nestlé Capital Corporation 5.20% due 2/02/2007	11,598,324	11,598,324
25,000,000	Nestlé Capital Corporation 5.20% due 2/12/2007	24,960,278	24,960,278
48,250,000	Nestlé Capital Corporation 5.21% due 2/12/2007	48,173,189	48,173,189
25,000,000	Nestlé Capital Corporation 5.20% due 2/20/2007	24,931,389	24,931,389
19,668,000	Nestlé Capital Corporation 5.19% due 2/27/2007	19,594,278	19,594,278
50,000,000	Nestlé Capital Corporation 5.19% due 3/01/2007	49,798,167	49,798,167
25,000,000	Nestlé Capital Corporation 5.19% due 3/14/2007	24,852,229	24,852,229
21,879,000	RaboBank USA Finance Corporation 5.26% due 2/01/2007	21,879,000	21,879,000
15,000,000	RaboBank USA Finance Corporation 5.24% due 2/08/2007	14,984,717	14,984,717
25,997,000	RaboBank USA Finance Corporation 5.245% due 2/08/2007	25,970,487	25,970,487
25,000,000	RaboBank USA Finance Corporation 5.245% due 2/09/2007	24,970,861	24,970,861
25,000,000	RaboBank USA Finance Corporation 5.235% due 2/13/2007	24,956,375	24,956,375
13,672,000	RaboBank USA Finance Corporation 5.25% due 2/15/2007	13,644,086	13,644,086
27,543,000	RaboBank USA Finance Corporation 5.23% due 2/28/2007	27,434,963	27,434,963
30,000,000	RaboBank USA Finance Corporation 5.25% due 3/26/2007	29,768,125	29,768,125
23,500,000	RaboBank USA Finance Corporation 5.25% due 3/27/2007	23,314,938	23,314,938
20,000,000	Procter and Gamble Company 5.25% due 2/01/2007	20,000,000	20,000,000
20,000,000	Procter and Gamble Company 5.22% due 2/07/2007	19,982,600	19,982,600
22,491,000	Procter and Gamble Company 5.22% due 2/08/2007	22,468,172	22,468,172
8,805,000	Procter and Gamble Company 5.23% due 2/08/2007	8,796,046	8,796,046
2,330,000	Procter and Gamble Company 5.22% due 2/12/2007	2,326,284	2,326,284
25,000,000	Procter and Gamble Company 5.24% due 2/13/2007	24,956,333	24,956,333
25,000,000	Procter and Gamble Company 5.24% due 2/15/2007	24,949,056	24,949,056
25,000,000	Procter and Gamble Company 5.24% due 2/28/2007	24,901,750	24,901,750
25,000,000	Procter and Gamble Company 5.24% due 3/02/2007	24,894,472	24,894,472
45,000,000	Procter and Gamble Company 5.23% due 3/09/2007	44,764,650	44,764,650
25,000,000	Procter and Gamble Company 5.25% due 3/14/2007	24,851,090	24,851,090
25,000,000	American Express Credit Corporation 5.24% due 2/02/2007	24,996,361	24,996,361
26,000,000	American Express Credit Corporation 5.21% due 2/12/2007	25,958,609	25,958,609
17,000,000	American Express Credit Corporation 5.21% due 2/15/2007	16,965,556	16,965,556
15,038,000	American Express Credit Corporation 5.21% due 2/16/2007	15,005,355	15,005,355
14,429,000	American Express Credit Corporation 5.44% due 2/20/2007	14,389,096	14,389,096
10,276,000	American Express Credit Corporation 5.23% due 2/26/2007	10,238,678	10,238,678
15,006,000	American Express Credit Corporation 5.24% due 3/01/2007	14,944,842	14,944,842
25,000,000	The Sherwin-Williams Company 5.30% due 2/02/2007	24,996,319	24,996,319
15,000,000	Dell Inc. 5.26% due 2/02/2007	14,997,808	14,997,808
15,000,000	Dell Inc. 5.26% due 3/26/2007	14,883,842	14,883,842
40,000,000	BMW US Capital LLC 5.22% due 2/05/2007	39,976,800	39,976,800
30,000,000	BMW US Capital LLC 5.23% due 2/09/2007	29,965,133	29,965,133
25,000,000	BMW US Capital LLC 5.22% due 2/13/2007	24,956,500	24,956,500
20,000,000	BMW US Capital LLC 5.23% due 2/13/2007	19,965,133	19,965,133
27,000,000	Unilever Capital Corporation 5.19% due 2/05/2007	26,984,430	26,984,430
8,000,000	Unilever Capital Corporation 5.20% due 2/05/2007	7,995,378	7,995,378
5,500,000	Unilever Capital Corporation 5.22% due 2/13/2007	5,490,430	5,490,430
20,000,000	Unilever Capital Corporation 5.20% due 2/23/2007	19,936,444	19,936,444
25,515,000	Emerson Electric Company 5.22% due 2/05/2007	25,500,201	25,500,201
11,338,000	Emerson Electric Company 5.22% due 2/20/2007	11,306,764	11,306,764
21,313,000	Pitney Bowes Inc. 5.21% due 2/05/2007	21,300,662	21,300,662
25,000,000	Pitney Bowes Inc. 5.21% due 2/12/2007	24,960,201	24,960,201
13,843,000	Hitachi Limited 5.28% due 2/06/2007	13,832,849	13,832,849
25,000,000	General Electric Company 5.20% due 2/07/2007	24,978,333	24,978,333
19,513,000	General Electric Company 5.21% due 2/21/2007	19,456,521	19,456,521
24,000,000	Siemens AG 5.21% due 2/07/2007	23,979,160	23,979,160
30,000,000	Siemens AG 5.22% due 2/14/2007	29,943,450	29,943,450
20,000,000	Siemens AG 5.22% due 2/15/2007	19,959,400	19,959,400
30,000,000	Siemens AG 5.23% due 2/16/2007	29,934,625	29,934,625
20,000,000	Siemens AG 5.21% due 2/20/2007	19,945,006	19,945,006
20,000,000	Siemens AG 5.20% due 3/1/2007	19,919,111	19,919,111
15,868,000	Siemens AG 5.19% due 3/2/2007	15,801,659	15,801,659
25,000,000	Siemens AG 5.20% due 3/5/2007	24,884,444	24,884,444
28,937,000	Siemens AG 5.20% due 3/19/2007	28,744,730	28,744,730
25,000,000	Siemens AG 5.21% due 3/19/2007	24,833,569	24,833,569
25,000,000	Siemens AG 5.20% due 3/19/2007	24,833,889	24,833,889

See Notes to Schedule of Investments.

Principal Amount		Cost (Note 1)		Value (Note 1)

25,000,000	Siemens AG 5.22% due 3/20/2007	$24,829,625		$24,829,625
20,000,000	Siemens AG 5.22% due 3/20/2007	19,863,700		19,863,700
14,150,000	Siemens AG 5.22% due 3/21/2007	14,051,516		14,051,516
25,000,000	Hewlett-Packard Company 5.28% due 2/08/2007	24,974,333		24,974,333
15,000,000	Vulcan Materials Company 5.215% due 2/08/2007	14,984,790		14,984,790
25,000,000	Vulcan Materials Company 5.22% due 2/20/2007	24,931,125		24,931,125
24,400,000	Vulcan Materials Company 5.22% due 2/28/2007	24,304,474		24,304,474
20,500,000	7-Eleven Inc. 5.24% due 2/09/2007	20,476,129		20,476,129
24,100,000	7-Eleven Inc. 5.24% due 2/14/2007	24,054,397		24,054,397
15,000,000	7-Eleven Inc. 5.22% due 2/27/2007	14,943,450		14,943,450
7,467,000	General Electric Capital Corporation 5.21% due 2/09/2007	7,458,355		7,458,355
23,326,000	General Electric Capital Corporation 5.20%% due 3/16/2007	23,181,120		23,181,120
30,000,000	L’Oréal SA 5.22% due 2/12/2007	29,952,150		29,952,150
24,000,000	L’Oréal SA 5.23% due 2/22/2007	23,926,780		23,926,780
29,000,000	L’Oréal SA 5.22% due 2/23/2007	28,907,490		28,907,490
25,000,000	L’Oréal SA 5.22% due 3/01/2007	24,898,500		24,898,500
17,739,000	Toyota Motor Credit Corporation 5.23% due 2/12/2007	17,710,652		17,710,652
25,000,000	Johnson & Johnson 5.17% due 2/14/2007	24,953,326		24,953,326
25,000,000	Johnson & Johnson 5.17% due 3/01/2007	24,899,472		24,899,472
25,000,000	Johnson & Johnson 5.17% due 3/15/2007	24,849,208		24,849,208
25,000,000	Johnson & Johnson 5.16% due 3/19/2007	24,835,167		24,835,167
20,000,000	Prudential Group Inc. 5.21% 2/23/2007	19,936,322		19,936,322
25,000,000	The Coca-Cola Company 5.20% due 2/26/2007	24,909,722		24,909,722
28,725,000	Colgate-Palmolive Company 5.20% due 2/27/2007	28,617,122		28,617,122
25,000,000	Merrill Lynch & Company Inc. 5.23% due 2/27/2007	24,905,569		24,905,569
25,000,000	Merrill Lynch & Company Inc. 5.21% due 3/19/2007	24,833,569		24,833,569
21,246,000	Dover Corporation 5.24% due 2/27/2007	21,165,596		21,165,596
20,000,000	AT&T Corporation 5.24% due 2/28/2007	19,921,400		19,921,400
10,000,000	AT&T Corporation 5.24% due 3/12/2007	9,943,233		9,943,233
21,635,000	Caterpillar Financial Services Corporation 5.20% due 3/05/2007	21,534,998		21,534,998
19,904,000	Wal-Mart Stores, Inc. 5.19% due 3/06/2007	19,809,307		19,809,307
17,000,000	Henkel Corporation 5.27% due 3/19/2007	16,885,524		16,885,524

	Total Short-Term Investments	2,341,453,694		2,341,453,694

	Total Investments (99.95%)	$7,966,764,022	*	11,405,035,426

	Liabilities in excess of other assets (0.05%)			5,875,284

	Net Assets (100.00%)			$11,410,910,710	**

Foreign Currencies

CAD -	Canadian dollar
EUR -	euro
GBP -	pound sterling
HKD -	Hong Kong dollar
MYR -	Malaysian ringgit
SEK -	Swedish krona
SGD -	Singapore dollar

Sector/Industry Classifications	Percent of Net Assets

(1) Consumer Discretionary	9.77%
(2) Consumer Staples	14.94%
(3) Energy	1.33%
(4) Financials	2.97%
(5) Government Issues	3.15%
(6) Health Care	3.00%
(7) Holding Companies	8.62%
(8) Industrials	8.10%
(9) Materials	2.96%
(10) Media	7.54%
(11) Paper and Forest Products	0.37%
(12) Precious Metals	5.62%
(13) Real Estate	0.25%
(14) Retail	0.76%
(15) Technology and Telecommunications	7.23%
(16) Transportation	2.82%

(a)	Non-income producing security/commodity.

(b)      All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or

See Notes to Schedules of Investments.

indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the three months ended January 31, 2007.

	Purchases		Sales		Realized Gain	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Daeduck GDS Company, Limited	—	—	—	—	—	$192,259
Deceuninck	41,064	1,218,981	—	—	—	459,217
FINEL SA	—	—	—	—	—	—
Fursys Inc.	—	—	—	—	—	214,430
Gewiss S.p.A.	—	—	519,592	$2,660,855	$1,524,412	546,296
Hankuk Paper Manufacturing Company, Limited	149,110	4,782,500	—	—	—	—
Haw Par Corporation Limited	340,230	1,563,800	—	—	—	1,829,748
Koninklijke Grolsch NV	—	—	—	—	—	587,790
Laurent-Perrier	—	—	44,470	2,432,476	2,035,726	660,039
Maezawa Kasei Industries Company, Limited	—	—	—	—	—	226,536
Nitto Kohki Company, Limited	—	—	—	—	—	896,498
Pfeiffer Vacuum Technology AG	—	—	—	—	—	1,025,579
PT Bat Indonesia Tbk	—	—	—	—	—	—
Robertet SA	—	—	—	—	—	379,492
Sansei Yusoki Company, Limited	10,700	96,279	—	—	—	111,673
Shimano Inc.	232,300	6,545,671	—	—	—	1,320,365
Société Sucrière de Pithiviers-le Vieil	—	—	—	—	—	1,059,285
T. Hasegawa Company, Limited	—	—	—	—	—	583,668
Tasman Farms	—	—	—	—	—	—

					$3,560,138	$10,092,875

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	In default as to principal and interest.

(g)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2007 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

FINEL	7/14/1999	$2,407,421	$2.66
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.65
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.65
Fregaté SAS 2% Conv. Pfd. due 3/31/2013	4/30/2004	3,620,400	21.98
Hilti AG	11/30/2001	4,485,845	722.17

(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.24% of net assets.

(i)	Inflation protected security

(j)	Held through Financiere Bleue, LLC.

See Notes to Schedules of Investments.

First Eagle U.S. Value Fund
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks-U.S. (55.86%)

	Consumer Discretionary (4.34%)
234,680	McDonald’s Corporation	$6,736,169	$10,408,058
142,660	Apollo Group Inc., Class ‘A’ (a)	6,003,395	6,191,444
70,270	International Speedway Corporation, Class ‘A’	3,211,037	3,670,202
129,710	Weyco Group, Inc.	2,262,417	3,135,091
15,260	Nike Inc., Class ‘B’	1,204,847	1,507,841
70,000	Hampshire Group, Limited (a)	1,171,963	1,011,500
30,752	Wyndham Worldwide Corporation (a)	1,176,531	959,462
600	St. John Knits International Inc. (a)	18,600	17,865

		21,784,959	26,901,463

	Consumer Staples (2.06%)
116,664	Anheuser-Busch Companies Inc.	5,143,798	5,946,364
168,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(c)	2,542,171	4,141,796
50,000	Seneca Foods Corporation, Class ‘A’ (a)	752,500	1,226,000
20,397	HJ Heinz Company	694,551	961,107
5,710	Altria Group, Inc.	228,598	498,997

		9,361,618	12,774,264

	Energy (3.89%)
121,280	Apache Corporation	7,986,564	8,849,802
119,928	ConocoPhillips Company	4,247,616	7,964,418
107,670	San Juan Basin Royalty Trust	3,989,231	3,549,880
50,000	CNX Gas Corporation (a)(b)	800,000	1,279,000
12,241	SEACOR Holdings Inc. (a)	631,754	1,239,156
24,310	Murphy Oil Corporation	1,239,579	1,208,450

		18,894,744	24,090,706

	Financials (0.55%)
60,000	Interpool Inc.	1,083,544	1,482,600
38,440	Realogy Corporation (a)	1,088,645	1,149,356
48,900	First Internet Bancorp (a)	802,923	760,395

		2,975,112	3,392,351

	Health Care (4.33%)
178,890	Johnson & Johnson Inc.	11,091,932	11,949,852
95,040	Wellpoint Inc. (a)	7,288,416	7,449,235
111,270	Bausch & Lomb Inc.	5,230,272	6,195,514
40,000	Dentsply International Inc.	580,150	1,233,600

		24,190,770	26,828,201

	Holding Companies (3.14%)
177	Berkshire Hathaway Inc., Class ‘A’ (a)	14,783,882	19,478,850

	Industrials (8.76%)
1,239,695	Blount International Inc. (a)	13,695,961	16,153,226
357,340	Tyco International Limited	8,842,987	11,391,999
247,940	UniFirst Corporation	6,584,788	10,296,948
249,210	Cintas Corporation	9,513,098	10,254,992
48,980	Manpower Inc.	2,059,795	3,572,112
99,916	Avis Budget Group Inc. (a)	2,320,127	2,543,861
5,000	Hardinge Inc.	54,150	73,500

		43,070,906	54,286,638

	Materials (0.36%)
135,560	Tronox Inc. Class ‘A’	1,930,463	1,954,775
426	Central Steel & Wire Company	167,885	263,055

		2,098,348	2,217,830

	Media (11.31%)
551,343	Liberty Interactive (a)	9,879,191	13,436,229
86,074	Liberty Capital (a)	5,746,317	8,805,370
228,870	Getty Images, Inc. (a)	9,688,542	11,269,559
62,361	OmniCom Group	5,631,059	6,560,377
104,900	Comcast Corporation-Special Class ‘A’ (a)	2,946,791	4,558,954

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

182,295	News Corporation Class ‘A’	$2,889,189	$4,238,359
107,835	Clear Channel Communications Inc.	3,393,174	3,916,567
158,710	New York Times Company, Class ‘A’	3,807,247	3,664,614
60,620	Meredith Corporation	3,145,030	3,574,155
111,170	CBS Corporation Class ‘B’	2,881,361	3,465,169
50,000	Dow Jones & Company Inc.	1,831,509	1,885,500
92,500	Valassis Communications, Inc. (a)	2,650,498	1,421,725
33,410	Viacom Inc. (a)	1,141,884	1,358,785
32,694	Liberty Global Inc.(a)	551,508	982,782
33,156	Liberty Global Inc. Series ‘C’ (a)	514,716	935,994

		56,698,016	70,074,139

	Paper and Forest Products (2.91%)
222,045	Plum Creek Timber Company, Inc.	7,295,639	8,937,311
161,620	Rayonier Inc.	5,272,320	6,981,984
39,200	Deltic Timber Corporation	1,887,086	2,097,984
300	Longview Fibre Company	6,300	6,294

		14,461,345	18,023,573

	Precious Metals (0.69%)
94,570	Newmont Mining Corporation Holding Company	4,182,032	4,265,107

	Real Estate (0.02%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	95,501
8,000	LandCo LLC (a)(c)(d)(e)	27,840	27,840

		109,879	123,341

	Retail (6.95%)
258,180	Costco Wholesale Corporation	10,668,483	14,504,552
284,010	The Home Depot Inc.	10,418,232	11,570,567
178,770	Wal-Mart Stores, Inc.	8,067,936	8,525,541
89,370	Tiffany & Company	2,760,620	3,508,666
72,570	Barnes & Noble, Inc.	2,454,605	2,825,150
55,000	Dillard’s Inc., Class ‘A’	798,967	1,888,700
6,230	Federated Department Stores Inc.	115,998	258,483

		35,284,841	43,081,659

	Technology and Telecommunications (5.46%)
445,655	Microsoft Corporation	10,445,364	13,752,913
483,140	Intel Corporation	9,124,753	10,126,614
149,870	Linear Technology Corporation	4,906,570	4,638,477
157,090	Sprint Nextel Corporation	3,265,427	2,800,915
82,550	Maxim Integrated Products Inc.	2,678,963	2,542,540

		30,421,077	33,861,459

	Utilities (1.09%)
88,100	CalEnergy Capital Trust 6½% Conv. Pfd.	3,778,988	4,228,800
39,550	IDACORP, Inc.	1,147,155	1,461,373
40,000	Hawaiian Electric Industries, Inc.	845,477	1,071,600

		5,771,620	6,761,773

	Total Common and Preferred Stocks-U.S.	284,089,149	346,161,354

	Common Stocks-Non U.S. (0.24%)

	United Kingdom (0.24%)
347,740	JZ Equity Partners, Plc (3)	694,612	1,169,877
10,000	Amdocs Limited (a)(9)	184,186	346,800

	Total Common Stocks-Non U.S.	878,798	1,516,677

Ounces

	Commodity (2.28%)
21,678	Gold bullion (a)	11,171,116	14,155,776

Principal Amount

	Notes, Bonds and Convertible Bonds (5.40%)

	U.S. Treasury Note (1.82%)
$11,136,000	U.S. Treasury Note 5 1/8% due 6/30/2011	11,152,297	11,270,857

	U.S. Dollar Bonds and Notes (3.54%)

See Notes to Schedules of Investments.

Principal Amount		Cost (Note 1)		Value (Note 1)

250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (8)	$250,000		$256,563
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,043,344		1,149,198
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (5)	511,208		526,433
650,000	Columbus McKinnon Corporation 10% due 8/01/2010 (5)	654,708		697,125
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,033,490		1,080,832
179,000	Domino’s Inc. 8¼% due 7/01/2011 (1)	178,185		186,831
1,000,000	Greif Inc. 8 7/8% due 7/01/2012 (6)	1,052,507		1,060,000
6,300,000	Blount International Inc. 8 7/8% due 8/01/2012 (5)	6,334,840		6,520,500
4,679,000	Tronox Worldwide 9½% due 12/01/2012 (6)	4,856,663		4,983,135
125,000	R.H. Donnelley Finance Corporation 10 7/8% due 12/15/2012 (b)(3)	125,000		136,563
1,000,000	Texas Industries, Inc. 7¼% due 7/15/2013 (6)	1,000,000		1,027,500
786,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (7)	763,998		786,000
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	177,696		227,500
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000		253,750
449,345	Avis Budget Car Rental 7 5/8% due 5/15/2014 (5)	439,847		448,222
2,000,000	Lear Corporation 8¾% due 12/01/2016 (1)	1,937,728		2,005,000
600,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (4)	508,956		603,280

		21,118,170		21,948,432

	U.S. Dollar Convertible Bond (0.04%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (9)	246,100		250,000

	Total Notes, Bonds and Convertible Bonds	32,516,567		33,469,289

	Short-Term Investments (35.92%)
30,403,000	RaboBank USA Finance Corporation 5.26% due 2/01/2007	30,403,000		30,403,000
7,000,000	7-Eleven Inc. 5.22% due 2/01/2007	7,000,000		7,000,000
10,000,000	7-Eleven Inc. 5.23% due 2/09/2007	9,988,378		9,988,378
1,556,000	7-Eleven Inc. 5.21% due 3/06/2007	1,548,569		1,548,569
15,000,000	Emerson Electric Company 5.22% due 2/05/2007	14,991,300		14,991,300
19,071,000	General Electric Capital Corporation 5.21% due 2/09/2007	19,048,920		19,048,920
3,348,000	General Electric Capital Corporation 5.20% due 3/16/2007	3,327,205		3,327,205
2,616,000	Procter and Gamble Company 5.22% due 2/09/2007	2,612,965		2,612,965
15,000,000	Procter and Gamble Company 5.22% due 2/12/2007	15,000,000		15,000,000
14,732,000	AT&T Corporation 5.23% due 2/12/2007	14,708,457		14,708,457
17,062,000	AT&T Corporation 5.23% due 2/27/2007	16,997,553		16,997,553
9,423,000	Pitney Bowes Inc. 5.22% due 2/12/2007	9,407,970		9,407,970
16,056,000	Siemens AG 5.23% due 2/14/2007	16,025,676		16,025,676
10,000,000	Unilever Capital Corporation 5.20% due 2/16/2007	9,978,333		9,978,333
8,157,000	L’Oréal SA 5.23% due 2/21/2007	8,133,299		8,133,299
7,683,000	BMW US Capital LLC 5.22% due 2/23/2007	7,658,491		7,658,491
15,497,000	BMW US Capital LLC 5.23% due 2/26/2007	15,440,716		15,440,716
10,332,000	Nestlé Capital Corporation 5.19% due 2/27/2007	10,293,272		10,293,272
10,088,000	Dover Corporation 5.24% due 2/27/2007	10,049,823		10,049,823

	Total Short-Term Investments	222,613,927		222,613,927

	Total Investments (99.70%)	$551,269,557	*	617,917,023

	Other assets in excess of liabilities (0.30%)			1,836,704

	Net assets (100.00%)			$619,753,727

*	At January 31, 2007 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary
(2) Consumer Staples
(3) Financials
(4) Health Care
(5) Industrials
(6) Materials
(7) Media
(8) Real Estate
(9) Technology and Telecommunications

(a)	Non-income producing security.

(b)

All or a portion of this seecurity is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.67% of net assets.

(d)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2007 is shown below.

			Carrying Value Per
Security	Acquisition Date	Cost	Share/Principal

LandCo LLC	9/6/06	$27,840	$3.48

(e)	Security for which there is less than three market makers.

See Notes to Schedules of Investments.

FIRST EAGLE GOLD FUND
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (69.02%)
	Australia (8.57%)
20,006,755	Lihir Gold Limited (a)	$25,639,905	$47,852,447
2,093,770	Newcrest Mining Limited	25,933,694	33,872,268
3,518,454	Kingsgate Consolidated Limited	13,348,725	10,076,800

		64,922,324	91,801,515

	Canada (26.48%)
3,023,598	Barrick Gold Corporation	88,107,595	89,558,973
6,273,188	IAMGOLD Corporation	36,718,871	54,882,418
3,981,030	Kinross Gold Corporation (a)	31,291,859	52,947,699
1,505,480	Minefinders Corporation (a)	11,887,675	15,876,713
5,052,930	Aurizon Mines Limited (a)(c)	7,597,274	14,564,227
2,850,940	Miramar Mining Corporation (a)	2,526,866	12,809,412
2,819,290	Metallica Resources Inc. (a)	3,861,514	12,404,302
1,936,960	Cumberland Resources (a)	4,905,706	11,198,768
1,035,640	Dundee Precious Metals, Inc., Class ‘A’ (a)	6,160,773	9,719,002
1,253,560	Richmont Mines, Inc. (a)(c)	4,269,305	3,092,455
99,320	Goldcorp Inc.	2,122,737	2,752,157
750,000	Golden Star Resources Limited (a)	970,106	2,460,000
765,600	Wesdome Gold Mines Inc. (a)(b)	662,515	1,337,009

		201,082,796	283,603,135

	Mexico (2.33%)
2,643,040	Industrias Peñoles, SA de C.V.	7,738,068	24,923,724

	South Africa (18.26%)
977,700	AngloGold Ashanti Limited ADR	37,807,231	45,951,900
2,709,300	Gold Fields Limited ADR	38,646,936	45,760,077
2,894,270	Harmony Gold Mining Company Limited ADR (a)	31,494,106	38,754,275
1,616,660	Randgold Resources Limited ADR (a)	27,930,725	38,007,677
4,682,456	Mvelaphanda Resources Limited (a)	16,144,067	27,178,434

		152,023,065	195,652,363

	United Kingdom (0.09%)
890,000	Trans-Siberian Gold Limited (a)	1,993,952	927,056

	United States (13.29%)
4,841,355	Newmont Mining Corporation Holding Company	111,474,424	113,678,080
891,940	Royal Gold, Inc.	16,311,679	28,729,387
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(e)(h)	—	—

		127,786,103	142,407,467

	Total Common and Preferred Stocks and Warrants	555,546,308	739,315,260

Ounces

	Commodity (26.03%)
426,969	Gold bullion (a)	203,439,819	278,810,691

Principal Amount

	Commodity-Linked Notes (0.81%)

See Notes to Schedules of Investments.

Principal Amount		Cost (Note 1)		Value (Note 1)

$5,000,000	UBS Gold-Linked Note 0% due 2/08/2007 (a)(b)(d)(e)(g)	$5,000,000		$6,219,005
1,988,000	HSBC Gold-Linked Note 0% due 2/09/2007 (a)(b)(d)(e)(f)	1,988,000		2,422,179

	Total Commodity-Linked Notes	6,988,000		8,641,184

	Short-Term Investments (2.84%)
23,376,000	RaboBank USA Finance Corporation 5.26% due 2/01/2007	23,376,000		23,376,000
7,070,000	Emerson Electric 5.22% due 2/05/2007	7,065,899		7,065,899

	Total Short-Term Investments	30,441,899		30,441,899

	Total Investments (98.70%)	$796,416,026	*	1,057,209,034

	Other assets in excess of liabilities (1.30%)			13,959,660

	Net assets (100.00%)			$1,071,168,694

*	At January 31, 2007 cost is substantially identical for both book and federal income tax purposes.

(a)	Non-income producing security/commodity.

(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.

There were no transactions with this affiliate for the 3 months ended January 31, 2007.

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

(e)	Security for which there is less than three market makers.

(f)	Leveraged 1½ to 1 to the price of gold bullion.

(g)	Leveraged 2 to 1 to the price of gold bullion.

(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.00% of net assets.

See Notes to Schedules of Investments.

FIRST EAGLE FUND OF AMERICA
SCHEDULE OF INVESTMENTS
January 31, 2007
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks - U.S. (87.26%)
	Biotechnology (3.07%)
445,800	InterMune Inc. (a)(c)	$7,764,482	$15,603,000
236,900	Medimmune Inc. (a)(c)	6,288,518	8,210,954

		14,053,000	23,813,954

	Consumer Discretionary (9.54%)
455,900	Autoliv Inc. (c)	19,644,354	27,509,006
187,700	The Black & Decker Corporation (c)	14,913,576	16,382,456
207,700	The Stanley Works (c)	9,387,406	11,892,902
100,600	Fortune Brands Inc.	8,517,486	8,422,232
215,300	NTL Inc. (a)(c)	5,798,955	5,866,925
131,700	Domino’s Pizza Inc. (c)	3,795,594	3,762,669

		62,057,371	73,836,190

	Consumer Staples (4.32%)
613,150	Dean Foods Company (a)	13,896,813	27,131,888
138,350	Treehouse Foods Inc. (a)	2,750,555	4,124,214
158,400	Playtex Products Inc. (a)	1,783,397	2,230,272

		18,430,765	33,486,374

	Energy (8.78%)
705,600	Teekay Shipping Corporation	29,944,634	35,428,176
412,800	Grant Prideco Inc. (a)	17,895,982	16,173,504
167,300	Devon Energy Corporation (c)	8,843,441	11,726,057
138,800	Pride International Inc. (a)(c)	4,002,985	3,998,828
22,300	Teekay Offshore Partners LP (a)	468,300	624,400

		61,155,342	67,950,965

	Health Care Services (10.29%)
522,000	Baxter International Inc. (c)	18,993,640	25,922,520
371,600	Edwards Lifesciences Corporation (a)	14,716,640	19,011,056
754,900	HealthSouth Corporation (a)(c)	18,768,677	17,657,111
325,900	Community Health Systems Inc. (a)(c)	7,139,873	11,650,925
51,600	Manor Care Inc.	1,367,517	2,747,184
5,125,781	Regen Biologics Inc. (a)	4,356,914	2,152,828
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)	883,921	220,980
26,057	Assistive Technology Inc. Ser. F Pfd. (a)(b)(d)(e)	342,000	171,000
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)(e)	500,000	125,000

		67,069,182	79,658,604

	Industrials (18.45%)
381,600	General Dynamics Corporation (c)	19,759,113	29,822,040
875,400	Tyco International Limited	14,005,529	27,907,752
512,000	American Standard Companies Inc. (c)	15,857,723	25,287,680
856,500	UAP Holding Corporation (c)	14,212,019	21,455,325
155,100	Precision Castparts Corporation (c)	6,832,173	13,786,839
253,300	Flowserve Corporation (a)	8,839,734	13,442,631
709,600	DynCorp International Inc. (a)(c)	8,748,284	11,119,432

		88,254,575	142,821,699

	Information Technology (8.72%)
461,400	DST Systems Inc. (a)(c)	23,543,767	32,519,472
864,900	Agilent Technologies Inc. (a)(c)	25,694,667	27,676,800
362,100	Agere Systems Inc. (a)(c)	7,351,306	7,292,694

		56,589,740	67,488,966

	Materials (8.42%)

See Notes to Schedules of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

619,300	Ball Corporation (c)	$17,116,977	$28,685,976
817,900	Crown Holdings Inc. (a)(c)	14,420,262	18,051,053
288,700	Eagle Materials Inc. (c)	12,932,934	14,258,893
183,900	Packaging Corporation of America	3,591,157	4,200,276

		48,061,330	65,196,198

	Pharmaceuticals (5.79%)
510,900	Theravance Inc. (a)(c)	11,175,445	17,534,088
820,800	Valeant Pharmaceuticals International	16,955,920	14,470,704
969,700	Millennium Pharmaceuticals Inc. (a)(c)	9,816,491	10,763,670
229,800	Enzon Pharmaceuticals, Inc. (a)	1,924,027	2,049,816

		39,871,883	44,818,278

	Telecommunication Services (9.88%)
551,300	Alltel Corporation (c)	28,554,667	33,789,177
189,600	Leap Wireless International Inc. (a)(c)	5,983,215	12,454,824
1,177,182	Dobson Communications Corporation (a)(c)	5,296,476	11,406,894
111,400	U.S. Cellular Corporation (a)(c)	7,916,910	8,031,940
5,567	Rural Cellular Corporation 12¼% due 5/15/2011 Conv. Pfd. (a)	5,130,317	6,262,875
367,000	Rural Cellular Corporation Class ‘A’ (a)	4,437,302	4,528,780

		57,318,887	76,474,490

	Total Common and Preferred Stocks—U.S.	512,862,075	675,545,718

	Common Stocks — Non U.S. (6.82%)

	Canada (2.11%)
162,100	Teck Cominco Limited Class ‘B’ (3)(c)	11,788,739	11,969,464
252,600	MDS Inc. (1)	4,587,647	4,369,980

		16,376,386	16,339,444

	Singapore (0.89%)
374,500	Verigy Limited (2)(a)(c)	6,357,676	6,864,585

	United Kingdom (3.82%)
465,800	Shire Plc ADR (4)(c)	11,492,470	29,568,984

	Total Common Stock — Non U.S.	34,226,532	52,773,013

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)(e)(1)	382	—
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)(1)	—	—
1,470,588	Regen Biologics Inc. (a)(d)(e)(f)(1)	—	—

	Total Warrants - U.S.	382	—

	Repurchase Agreement (9.20%)
71,259,142	State Steet Bank and Trust 4.25%, dated 1/31/2007, due 2/01/2007, repurchase value $71,267,554 (Collateralized by Mortgage Backed Securities)(d)	71,259,142	71,259,142

	Total Investment Portfolio Excluding Options Written	618,348,131	799,577,873

Contracts

	Covered Call Options Written (-2.29%)
1,963	Agere Systems Inc. @ $20 exp. Feb 2007	(127,595)
362	Agere Systems Inc. @ $22.5 exp. Mar 2007	(7,240)
1,296	Agere Systems Inc. @ $20 exp. Mar 2007	(116,640)
1,678	Agilent Technologies Inc. @ $35 exp. Feb 2007	(8,390)
698	Agilent Technologies Inc. @ $32.5 exp. Feb 2007	(41,880)
1,070	Alltel Corporation @ $60 exp. Feb 2007	(230,050)
1,074	Alltel Corporation @ $60 exp. Apr 2007	(397,380)
2,065	American Standard Companies Inc. @ $45 exp. Feb 2007	(991,200)
1,118	Autoliv Inc. @ $60 epx. Feb 2007	(164,905)
520	Autoliv Inc. @ $60 exp. Mar 2007	(111,800)
518	Autoliv Inc. @ $55 exp. Mar 2007	(310,800)
701	Ball Corporation @ $45 exp. Feb 2007	(105,150)
2,990	Baxter International Inc. @ $47.5 exp. Feb 2007	(695,175)
920	Baxter International Inc. @ $45 exp. Feb 2007	(441,600)
287	The Black & Decker Corporation @ $85 exp. Feb 2007	(84,665)
1,151	The Black & Decker Corporation @ $80 exp. Feb 2007	(857,495)

See Notes to Schedules of Investments.

Contracts		Cost (Note 1)		Value (Note 1)

439	The Black & Decker Corporation @ $75 exp. Feb 2007			$(544,360)
46	Community Health Systems Inc. @ $35 exp. Mar 2007			(8,050)
213	Crown Holdings Inc. @ $22.5 exp. Apr 2007			(22,365)
214	Crown Holdings Inc. @ $20 exp. Apr 2007			(56,175)
370	Devon Energy Corporation @ $70 exp. Feb 2007			(68,450)
1,303	Devon Energy Corporation @ $65 exp. Feb 2007			(807,860)
988	Dobson Communications Corporation @ $7.5 exp. Mar 2007			(227,240)
1,317	Domino’s Pizza Inc. @ $30 exp. Mar 2007			(59,265)
118	DST Systems Inc. @ $65 exp. Feb 2007			(67,850)
9	DST Systems Inc. @ $75 exp. May 2007			(1,373)
461	DST Systems Inc. @ $70 exp. May 2007			(179,790)
616	DynCorp International Inc. @ $15 exp. Feb 2007			(66,220)
1,697	DynCorp International Inc. @ $15 exp. Mar 2007			(220,610)
902	Eagle Materials Inc. @ $45 exp. Feb 2007			(441,980)
480	Eagle Materials Inc. @ $40 exp. Feb 2007			(458,400)
1,100	Eagle Materials Inc. @ $45 exp. Mar 2007			(610,500)
405	Eagle Materials Inc. @ $45 exp. Apr 2007			(230,850)
2,459	General Dynamics Corporation @ $75 exp. Feb 2007			(762,290)
1,357	General Dynamics Corporation @ $70 exp. Feb 2007			(1,072,030)
340	HealthSouth Corporation @ $22.5 exp. Apr 2007			(61,200)
305	InterMune Inc. @ $30 exp. Feb 2007			(158,600)
455	Leap Wireless International Inc. @ $60 exp. Apr 2007			(350,350)
455	Leap Wireless International Inc. @ $55 exp. Apr 2007			(541,450)
297	Medimmune Inc. @ $32.5 exp. Feb 2007			(71,280)
473	Medimmune Inc. @ $35 exp. Mar 2007			(52,030)
876	Medimmune Inc. @ $32.5 exp. Mar 2007			(238,710)
1,088	Millennium Pharmaceuticals Inc. @ $12.5 exp. Feb 2007			(5,440)
3,263	Millennium Pharmaceuticals Inc. @ $10 exp. Feb 2007			(358,930)
1,258	Millennium Pharmaceuticals Inc. @ $10 exp. May 2007			(194,990)
720	NTL Inc. @ $27.5 exp. Mar 2007			(75,600)
1,454	Precision Castparts Corporation @ $80 exp. Mar 2007			(1,432,190)
97	Precision Castparts Corporation @ $75 exp. Mar 2007			(139,680)
560	Pride International Inc. @ $30 exp. Feb 2007			(25,200)
3,019	Shire Plc ADR @ $65 exp. Apr 2007			(1,011,365)
1,639	Shire Plc ADR @ $60 exp. Apr 2007			(967,010)
247	Teck Cominco Limited Class B @ $80 exp. Feb 2007			(9,263)
1,146	Teck Cominco Limited Class B @ $75 exp. Feb 2007			(194,820)
228	Teck Cominco Limited Class B @ $70 exp. Feb 2007			(106,020)
208	The Stanley Works @ $52.5 exp. Feb 2007			(105,040)
138	The Stanley Works @ $55 exp. Mar 2007			(46,230)
208	The Stanley Works @ $55 exp. Apr 2007			(84,240)
485	The Stanley Works @ $52.5 exp. Apr 2007			(266,750)
1,104	Theravance Inc. @ $35 exp. Mar 2007			(198,720)
1,714	UAP Holding Corporation @ $25 exp. Mar 2007			(167,115)
587	U.S. Cellular Corporation @ $75 exp. May 2007			(121,803)
178	Verigy Limited @ $17.5 exp. Feb 2007			(19,135)
630	Verigy Limited @ $17.5 exp. May 2007			(133,875)

	Total Covered Call Options Written (premium received $15,737,736)			(17,734,659)

	Total Investment Portfolio (100.99%)	$634,085,867	*	781,843,214

	Liabilities in excess of other assets (-0.99%)			(7,673,019)

	Net Assets (100.00%)			$774,170,195

*	At January 31, 2007, cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classification

(1) Health Care Services
(2) Information Technology
(3) Materials
(4) Pharmaceuticals

See Notes to Schedules of Investments.

(a)	Non-income producing security.

(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on January 31, 2007 is shown below:

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal

Assistive Technology Inc. Ser. E-1	10/31/1995	$883,921	$3.26

Assistive Technology Inc. Ser. E-2	12/19/1996	500,000	2.41

Assistive Technology Inc. Ser. F Pfd.	12/07/2001	342,000	6.56

Assistive Technology Inc. Warrants	10/21/1998	382	—

Assistive Technology Inc. Ser. E-1 Warrants	10/21/1998	—	—

(c)	At January 31, 2007, all or a portion of this security was segregated to cover collateral requirement for options.

(d)	Security for which there is less than three market makers.

(e)	Securities valued in accordance with the fair value procedures under the supervision of the Board of Trustees, representing 0.07% of net assets.

(f)	All or a portion of the security is exempt from registration under the Securities Act of 1933

See Notes to Schedules of Investments.

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002.

Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T). Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund's holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a –2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By \s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer	Date: March 22, 2007

\s\ John P. Arnhold
John P. Arnhold, President	Date: March 22, 2007